Loss per share	12 Months Ended
Dec. 31, 2023
Disclosure Of Earnings Per Share [Abstract]
Loss per share

20. Loss per share

The following reflects consolidated comprehensive loss and weighted average number of shares used in the basic and diluted loss per share computations:

	Year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Net loss attributed to shareholders	(17,887)	(165,678)	(33,209)
Basic weighted average number of shares (in 000s)	24,853	25,442	21,002
Basic and diluted loss per share	(0.72)	(2.17)	(0.53)

The outstanding stock options and warrants were excluded from the calculation of diluted loss per share because their effect is anti-dilutive